Property, plant and equipment and intangible assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, plant and equipment
Cost	$ 115,127	$ 111,174
Accumulated Depreciation	(23,361)	(21,144)
Net	91,766	90,030
Intangible assets, Cost	1,126	1,202
Intangible assets, accumulated Depreciation	(104)	(67)
Intangible assets, net	1,022	1,135
Loss on disposal of property, plant and equipment	216	223	623
Assets given in guarantee of judicial processes	96	97
Minimum
Property, plant and equipment
Defined useful lives	6 years
Maximum
Property, plant and equipment
Defined useful lives	30 years
Rights granted by the government-Ferrovia Norte Sul
Property, plant and equipment
Intangible assets, net	788
Off take-agreements
Property, plant and equipment
Intangible assets, net	234
Land
Property, plant and equipment
Cost	676	695
Net	676	695
Buildings
Property, plant and equipment
Cost	8,075	7,912
Accumulated Depreciation	(2,104)	(1,890)
Net	5,971	6,022
Installations
Property, plant and equipment
Cost	15,748	14,886
Accumulated Depreciation	(4,096)	(3,708)
Net	11,652	11,178
Equipment
Property, plant and equipment
Cost	11,640	12,549
Accumulated Depreciation	(4,373)	(4,243)
Net	7,267	8,306
Railroads
Property, plant and equipment
Cost	6,504	6,574
Accumulated Depreciation	(2,047)	(1,930)
Net	4,457	4,644
Mine development costs
Property, plant and equipment
Cost	27,778	26,955
Accumulated Depreciation	(6,102)	(5,180)
Net	21,676	21,775
Others
Property, plant and equipment
Cost	14,530	14,556
Accumulated Depreciation	(4,535)	(4,126)
Net	9,995	10,430
Property, plant and equipment excluding intangible assets and construction in progress
Property, plant and equipment
Cost	84,951	84,127
Accumulated Depreciation	(23,257)	(21,077)
Net	61,694	63,050
Construction in progress
Property, plant and equipment
Cost	29,050	25,845
Net	29,050	25,845
Jointly-owned hydroelectric plants
Property, plant and equipment
Cost	2,165	2,261
Depreciation in the year	480	428
Hydroelectric plant under construction
Property, plant and equipment
Cost	$ 10	$ 59